Financial Risk Management - Summary of Borrowings of Interest Rate Changes (Details) - Interest Rate Risk - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Financial Risk Management [Line Items]
Percentage of loans	56.00%	60.00%
Variable rate borrowings	$ 49,900	$ 48,226
Hercules Capital, Inc. | Non-Current Borrowings
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 21,951	$ 34,619
Percentage of loans	25.00%	43.00%
Hercules Capital, Inc. | Current Borrowings
Disclosure of Financial Risk Management [Line Items]
Percentage of loans	31.00%	17.00%
Variable rate borrowings	$ 27,949	$ 13,607